Note 5 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Tables
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	September 30, 2023
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$809,997	$-	$-	$809,997
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$58,242	$-	$-	$58,242

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$58,242	$-	$-	$58,242
Other liabilities:
Fair value of contingent consideration	$-	$-	$-	$-
	December 31, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,600,663	$-	$-	$1,660,663
Other liabilities:
Fair value of contingent consideration	$-	$-	$930,000	$930,000

Asset Acquisition, Contingent Consideration [Table Text Block]
Fair value of contingent consideration:
December 31, 2022	$-
Additions	682,000
March 31, 2023	682,000
Additions	-
June 30, 2023	682,000
Settlements	(682,000)
September 30, 2023	$-